Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 2,578,000	$ 1,285,000
Prepaid expenses and other current assets	299,000	443,000
Income tax receivable	183,000	49,000
Total current assets	3,060,000	1,777,000
Other noncurrent assets	8,742,000	3,201,000
Total assets	11,802,000	4,978,000
Current liabilities:
Accounts payable	9,939,000	2,865,000
Accrued expenses	1,141,000	2,993,000
Accrued interest payable	238,000	325,000
Note payable	0	650,000
Debt, current portion	1,000,000	1,000,000
Total current liabilities	12,318,000	7,833,000
Debt, net of current portion	4,194,000	5,194,000
Total non current liabilities	4,194,000	5,194,000
Total liabilities	16,512,000	13,027,000
Stockholders' (deficit) equity:
Preferred stock, $0.001 par value; 10,000,000 authorized; no shares issued or outstanding as of December 31, 2023 and December 31, 2022	0	0
Common stock, $0.001 par value; 100,000,000 authorized; 480,095 and 1,738 shares issued as of December 31, 2023 and December 31, 2022 respectively; 480,025 and 1,738 shares outstanding, as of December 31, 2023 and December 31, 2022, respectively	0	0
Treasury Stock at cost; 70 and 0 shares as of December 31, 2023 and December 31, 2022, respectively	(1,000)	0
Additional paid-in capital	120,043,000	82,286,000
Accumulated deficit	(125,497,000)	(91,094,000)
Accumulated comprehensive income	745,000	759,000
Total stockholders' deficit	(4,710,000)	(8,049,000)
Total liabilities and stockholders' deficit	$ 11,802,000	$ 4,978,000